Related-Party Transactions - Additional information (Detail) (USD $)	12 Months Ended							12 Months Ended						4 Months Ended	12 Months Ended		8 Months Ended		4 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Nov. 04, 2011	Dec. 31, 2011 TransUnion Corp-Predecessor	Mar. 31, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2012 Rfc Loan Transunion Corp	Nov. 04, 2011 Series A Preferred Stock	Dec. 31, 2012 Advent International Corporation [Member]	Dec. 31, 2012 Affiliates Of Goldman Sachs And Company TransUnion Holding Company, Inc.	Dec. 31, 2012 Affiliates Of Goldman Sachs And Company TransUnion Corp-Predecessor	Dec. 31, 2012 Affiliates of Advent TransUnion Holding Company, Inc.	Dec. 31, 2010 Madison Dearborn Partners Llc TransUnion Corp-Predecessor	Dec. 31, 2010 Pritzker Organization Llc TransUnion Corp-Predecessor	Apr. 30, 2012 Neal Gerber And Eisenberg Llp TransUnion Corp-Predecessor	Dec. 31, 2011 Neal Gerber And Eisenberg Llp TransUnion Corp-Predecessor	Dec. 31, 2010 Neal Gerber And Eisenberg Llp TransUnion Corp-Predecessor	Dec. 31, 2012 Neal Gerber And Eisenberg Llp TransUnion Corp-Successor	Dec. 31, 2012 Pritzker Family Us Situs Trusts	Apr. 30, 2012 Latham And Watkins Llp TransUnion Corp-Predecessor	Dec. 31, 2011 Latham And Watkins Llp TransUnion Corp-Predecessor	Dec. 31, 2010 Latham And Watkins Llp TransUnion Corp-Predecessor	Dec. 31, 2012 Latham And Watkins Llp TransUnion Corp-Successor	Dec. 31, 2012 Pritzker Family Business Interests	Dec. 31, 2012 Chief Executive Officer	Apr. 08, 2011 Qed Fund I Lp	May 03, 2011 Director	Aug. 27, 2012 Vice President	Dec. 31, 2012 Vice President
Related Party Transaction [Line Items]
Advisory fee								$ 250,000
Annual increase in advisor fee to GSC & Advent	5.00%
Accrued fees related to consulting agreement								125,000
Other fees									11,900,000	1,400,000	200,000	13,000,000	2,600,000
Legal Services														100,000	1,300,000	900,000	500,000		3,500,000	4,400,000	3,900,000	400,000
Beneficially owned excess																		5.00%
Other liabilities																							3,200,000
Common stock, shares issued			29,800,000	100	100																			199,237	30,775	22,500		225,563
Purchase price of common shares																								$ 6.65	$ 24.37	$ 24.37		$ 6.65
Percentage of holding as limited partner		98.00%																							98.00%
Aggregate purchase of common stock																											69,625
Purchase price of aggregate common stock																											$ 10.07
Share purchased, Preferred Stock			0				318,471
Purchase price of series A preferred stock							3.14
Borrowed						$ 16,700,000